Share Capital and Reserves (Tables)	3 Months Ended
Jun. 30, 2024
Share Capital and Reserves
Schedule Of Purchase Options
	June 30, 2024		March 31, 2024
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	13,410,000	0.100	6,480,000
Cancelled	0.117	(1,100,000)	NA	-
Granted	NA	-	0.107	6,930,000
Ending balance	0.100	12,310,000	0.102	13,410,000

Schedule Of Options Outstanding
		Weighted Average Remaining	Number of	Number of
		Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.05	4-Oct-24	0.26	2,000,000	2,000,000
$0.12	9-Mar-25	0.69	2,580,000	1,719,998
$0.11	8-Jul-27	3.02	1,000,000	1,000,000
$0.125	11-Apr-26	1.78	520,000	346,666
$0.105	22-Mar-29	4.73	5,300,000	2,650,000
$0.105	22-Mar-27	2.73	910,000	705,000
		2.75	12,310,000	8,421,665

Schedule of warrant Outstanding
		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.050	26-Nov-24	0.41	5,000,000
$0.085	26-Nov-24	0.41	1,176,470
$0.080	1-Dec-28	4.42	4,807,693
		2.17	10,984,163

Schedule Of Share Purchase Warrants
	June 30, 2024		March 31, 2024
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	10,984,163	0.06	6,176,470
Granted pursuant to a private placement			0.08	4,807,693
Ending balance	0.06	10,984,163	0.06	10,984,163